Financial risk management - Financial instruments by category (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Financial liabilities, at FVPL
Financial risk management
Financial liabilities	$ (53,544)	$ (26,096)
Financial liabilities, at FVPL | Derivatives
Financial risk management
Financial liabilities	(53,544)	(26,096)
Financial liabilities at amortised cost
Financial risk management
Financial liabilities	(1,284,407)	(1,097,701)
Financial assets, at FVOCI | Equity financial assets
Financial risk management
Financial assets	17,240	23,132
Financial assets, at FVPL | Equity financial assets
Financial risk management
Financial assets	1,597	2,769
Financial assets, at FVPL | Derivatives
Financial risk management
Financial assets	78,143	82,040
Financial assets at amortised cost
Financial risk management
Financial assets	$ 680,217	$ 437,401